Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,479,727,436.98
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false